Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 30, 2016	Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	XBIO
Entity Registrant Name	Xenetic Biosciences, Inc.
Entity Central Index Key	0001534525
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		151,980,084
Current Reporting Status	Yes
Well known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Public Float			$ 9,500,000